EARNINGS PER SHARE - Reconciliation of Numerator (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) attributable to Holdings common shareholders:
Net income (loss) attributable to Holdings common shareholders (basic):	$ 1,254	$ (496)	$ 164	$ 214	$ 10	$ (277)	$ 378	$ 341	$ (118)	$ 351	$ 834	$ 1,254	$ 325
Less: Incremental dilution from AB(1)		0			0				0	0	1		1
Net income (loss) attributable to Holdings common shareholders (diluted):		$ (496)			$ 10				$ (118)	$ 351	$ 833	$ 1,254	$ 324